Material Accounting Policies - Summary of Foreign Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Mexican peso [Member]
Disclosure of foreign exchange rates [line items]
Closing	20.83	16.97	19.5
Average	18.55	17.63	20.03
Euro [member]
Disclosure of foreign exchange rates [line items]
Closing	0.9654	0.9059	0.9344
Average	0.9265	0.9227	0.9522
British Pound Sterling [member]
Disclosure of foreign exchange rates [line items]
Closing	0.7988	0.7852	0.8266
Average	0.7819	0.8019	0.8139
Colombian Peso [member]
Disclosure of foreign exchange rates [line items]
Closing	4,409	3,822	4,810
Average	4,104	4,272	4,277